Summary of Significant Accounting Policies (Details) $ in Thousands		6 Months Ended	12 Months Ended
	Nov. 20, 2019 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Shareholders equity amount		$ 507
Contract liabilities		3,870	$ 3,569
Deferred revenue		$ 3,569	3,569		$ 1,901		$ 1,901
Invested amount	$ 290
Total investment percentage	5.00%
Deferred revenue recognized amount			1,901		1,053	$ 3,328
Local PRC government authorities amount			3,753		1,897	1,566
Value-added tax deduction			3,426		1,729	1,322
High-tech enterprises			327		168	$ 244
Deferred tax assets, regulatory assets and liabilities			939		$ 972
Underpayment of taxes			$ 14,358	¥ 100,000
SunCar [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage			100.00%